Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp., 5.00%, 05/01/23 (Call 08/31/20)	$65	$65,650

Aerospace & Defense — 1.3%
Bombardier Inc., 6.13%, 01/15/23(a)	175	153,986
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	35	29,505

		183,491

Agriculture — 0.5%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 08/10/20)(b)	70	70,748

Airlines — 0.8%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	78	63,289
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	60	55,968

		119,257

Auto Manufacturers — 5.5%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 08/31/20)(a)	80	78,394
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	145	153,300
Ford Motor Co., 8.50%, 04/21/23	145	161,002
Ford Motor Credit Co. LLC
3.09%, 01/09/23	145	144,455
4.38%, 08/06/23	145	150,210
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 08/31/20)(a)	105	99,405

		786,766

Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 08/31/20)	120	120,341

Banks — 1.5%
CIT Group Inc., 5.00%, 08/01/23	95	99,330
Commerzbank AG, 8.13%, 09/19/23(a)	100	115,224

		214,554

Building Materials — 0.8%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)	35	37,215
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/11/20)	80	80,081

		117,296

Chemicals — 3.9%
Avient Corp., 5.25%, 03/15/23	70	77,031
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	85	88,656
CF Industries Inc., 3.45%, 06/01/23	90	94,358
Chemours Co. (The), 6.63%, 05/15/23 (Call 08/31/20)	110	111,138
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/17/20)(a)(c)	75	73,673
OCI NV, 6.63%, 04/15/23 (Call 08/31/20)(a)	100	103,822

		548,678

Commercial Services — 1.9%
ADT Security Corp. (The), 4.13%, 06/15/23	85	89,086
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 08/11/20)(a)	70	70,262
APX Group Inc., 7.63%, 09/01/23 (Call 08/31/20)(c)	60	57,329
WEX Inc., 4.75%, 02/01/23 (Call 08/31/20)(a)	50	50,147

		266,824

Computers — 1.5%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(c)	120	125,784
NCR Corp., 6.38%, 12/15/23 (Call 08/31/20)	85	87,534

		213,318

Security	Par (000)	Value

Cosmetics & Personal Care — 0.4%
Avon Products Inc., 7.00%, 03/15/23	$55	$56,418

Diversified Financial Services — 3.7%
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 08/31/20)(a)	115	119,990
Navient Corp.
5.50%, 01/25/23	145	148,671
7.25%, 09/25/23	55	58,114
OneMain Finance Corp.
5.63%, 03/15/23	125	131,689
8.25%, 10/01/23	20	22,484
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/31/20)(a)(c)	55	47,870

		528,818

Electrical Components & Equipment — 0.3%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)	35	35,788

Electronics — 0.5%
Sensata Technologies BV, 4.88%, 10/15/23(a)	60	63,368

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	55	57,670

Engineering & Construction — 0.4%
MasTec Inc., 4.88%, 03/15/23 (Call 08/19/20)	50	50,460

Entertainment — 0.7%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 08/31/20)	90	77,395
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 08/31/20)(a)	30	23,899

		101,294

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)	90	91,991
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/31/20)(a)	95	77,775
Ingles Markets Inc., 5.75%, 06/15/23 (Call 08/31/20)	35	35,437
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	50	53,968

		259,171

Forest Products & Paper — 0.5%
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 08/31/20)	30	30,154
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 08/31/20)(c)	45	42,751

		72,905

Gas — 0.3%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/31/20)(a)	50	46,416

Hand & Machine Tools — 0.2%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 08/31/20)(a)(c)	35	27,742

Health Care – Services — 7.1%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 08/31/20)	80	81,223
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 08/31/20)(a)	45	42,909
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 08/31/20)	340	343,301
Encompass Health Corp., 5.13%, 03/15/23 (Call 08/31/20)	35	35,363
HCA Inc., 5.88%, 05/01/23	150	165,003

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
MEDNAX Inc., 5.25%, 12/01/23 (Call 08/31/20)(a)	$90	$91,381
Tenet Healthcare Corp., 6.75%, 06/15/23	245	258,517

		1,017,697

Holding Companies – Diversified — 0.4%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	60	52,877

Home Builders — 1.9%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	45	49,761
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	54,082
Taylor Morrison Communities Inc., 6.00%, 09/01/23 (Call 09/01/20)(a)	6	6,180
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	45	47,404
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	50	52,535
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/31/20)(a)	55	56,989

		266,951

Home Furnishings — 0.4%
Tempur Sealy International Inc., 5.63%, 10/15/23
(Call 08/31/20)	55	56,200

Household Products & Wares — 1.1%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 08/31/20)(c)	50	51,436
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23
(Call 08/31/20)(a)	105	106,833

		158,269

Housewares — 1.2%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	165	175,403

Insurance — 0.7%
Genworth Holdings Inc., 4.90%, 08/15/23	45	40,057
MGIC Investment Corp., 5.75%, 08/15/23	55	57,523

		97,580

Internet — 1.1%
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)(c)	65	67,614
VeriSign Inc., 4.63%, 05/01/23 (Call 08/31/20)	90	91,341

		158,955

Iron & Steel — 1.2%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	65	68,422
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(c)	35	35,932
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	60	62,215

		166,569

Leisure Time — 5.5%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	400	435,144
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 08/31/20)(a)	55	45,906
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23 (Call 03/15/23)(a)	125	127,375
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 08/31/20)(a)	55	53,988
5.38%, 04/15/23 (Call 08/31/20)(a)	70	68,693
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 08/31/20)	45	44,843

		775,949

Lodging — 2.4%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 08/31/20)(a)	55	53,986
MGM Resorts International, 6.00%, 03/15/23	175	183,174
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	50	49,042

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	$65	$61,031

		347,233

Machinery — 0.5%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 08/31/20)(a)(c)	30	30,468
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/31/20)(a)(c)	45	42,978

		73,446

Manufacturing — 0.3%
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/31/20)(a)(c)	50	48,486

Media — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 08/17/20)(a)	60	61,101
DISH DBS Corp., 5.00%, 03/15/23	230	240,074
Quebecor Media Inc., 5.75%, 01/15/23	100	109,163
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 08/31/20)(a)	35	35,419
Townsquare Media Inc., 6.50%, 04/01/23 (Call 08/31/20)(a)	30	26,966

		472,723

Metal Fabricate & Hardware — 0.7%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/31/20)(a)	100	101,751

Mining — 3.1%
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(a)	105	111,668
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	275	292,429
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 08/31/20)(a)	35	35,481

		439,578

Office & Business Equipment — 1.1%
Pitney Bowes Inc., 5.70%, 04/01/23 (Call 03/01/23)	33	29,144
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	120	123,614

		152,758

Oil & Gas — 8.2%
Antero Resources Corp., 5.63%, 06/01/23 (Call 08/31/20)(c)	100	71,732
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 08/31/20)	45	41,842
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	55	55,105
Continental Resources Inc./OK, 4.50%, 04/15/23
(Call 01/15/23)(c)	225	225,029
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 08/31/20)(a)	25	21,046
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 08/31/20)	50	29,654
Montage Resources Corp., 8.88%, 07/15/23 (Call 08/31/20)	60	49,165
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	190	182,508
Precision Drilling Corp., 7.75%, 12/15/23 (Call 08/17/20)	40	30,085
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	75	51,819
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(c)	85	78,921
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 08/31/20)(a)	50	50,997
6.88%, 06/30/23 (Call 08/31/20)(a)	55	55,094
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 08/31/20)	125	126,981
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	60	52,606
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	35	39,202

		1,161,786

Oil & Gas Services — 0.5%
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 08/31/20)(a)	70	71,464

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 5.0%
Ball Corp., 4.00%, 11/15/23	$120	$127,920
Berry Global Inc., 5.13%, 07/15/23 (Call 08/31/20)	85	86,202
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	120	126,631
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(c)	35	35,271
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(c)	85	89,717
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 08/31/20)(a)	190	193,097
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(a)	55	58,690

		717,528

Pharmaceuticals — 1.0%
Bausch Health Companies Inc., 5.50%, 03/01/23 (Call 08/31/20)(a)	46	46,013
Elanco Animal Health Inc., 5.02%, 08/28/23 (Call 07/28/23)	90	100,029

		146,042

Pipelines — 5.5%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	55	55,976
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 08/17/20)	100	96,809
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	55	55,170
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	180	182,754
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 05/15/23 (Call 08/31/20)	50	47,730
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 08/31/20)	35	34,448
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 08/31/20)	75	60,380
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/31/20)	65	62,646
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	60	57,994
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/20)	70	70,420
5.25%, 05/01/23 (Call 08/31/20)	65	65,419

		789,746

Real Estate — 0.8%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	65	66,313
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)	55	53,963

		120,276

Real Estate Investment Trusts — 2.3%
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(c)	45	43,996
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 08/31/20)	35	30,240
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	30	26,970
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 08/31/20)	50	48,990
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	60	57,800
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 08/31/20)(a)	120	120,550

		328,546

Retail — 5.5%
Brinker International Inc., 3.88%, 05/15/23	40	37,282
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	70	73,054
Gap Inc. (The), 8.38%, 05/15/23(a)	55	60,568
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/31/20)(a)	45	46,072
L Brands Inc., 5.63%, 10/15/23	65	65,881
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	80	67,335

Security	Par/ Shares (000)	Value

Retail (continued)
PetSmart Inc., 7.13%, 03/15/23 (Call 08/31/20)(a)	$225	$227,180
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 08/31/20)(a)(c)	30	27,468
QVC Inc., 4.38%, 03/15/23	90	93,943
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 08/27/20)(a)	8	8,080
Rite Aid Corp., 6.13%, 04/01/23 (Call 08/31/20)(a)	35	34,957
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	35	36,346

		778,166

Software — 0.4%
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 08/31/20)(a)	60	60,938

Telecommunications — 6.8%
CenturyLink Inc., Series W, 6.75%, 12/01/23	140	155,378
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/20)	85	85,321
5.63%, 02/01/23 (Call 08/31/20)	16	16,063
Plantronics Inc., 5.50%, 05/31/23 (Call 08/31/20)(a)	85	80,341
Sprint Corp., 7.88%, 09/15/23	410	475,862
T-Mobile USA Inc., 6.00%, 03/01/23 (Call 08/11/20)	155	155,801

		968,766

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	30	29,468

Transportation — 1.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/17/20)(a)	85	74,353
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/31/20)(a)(c)	50	45,689
XPO Logistics Inc., 6.13%, 09/01/23 (Call 08/31/20)(a)	80	81,623

		201,665

Total Corporate Bonds & Notes — 97.9% (Cost: $13,637,941)		13,943,789

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(d)(e)(f)	1,082	1,083,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(d)(e)	228	228,000

		1,311,395

Total Short-Term Investments — 9.2% (Cost: $1,310,021)		1,311,395

Total Investments in Securities — 107.1% (Cost: $14,947,962)		15,255,184

Other Assets, Less Liabilities — (7.1)%	.	(1,007,689)

Net Assets — 100.0%		$14,247,495

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,027,919	$—	$(945,751	)(a)	$(131)	$1,358	$1,083,395	1,082	$9,943	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	299,000	—	(71,000	)(a)	—	—	228,000	228	1,766		—

					$(131)	$1,358	$1,311,395		$11,709		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,943,789	$—	$13,943,789
Money Market Funds	1,311,395	—	—	1,311,395

	$1,311,395	$13,943,789	$—	$15,255,184

4